Condensed Balance Sheets - USD ($)	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 2,140,497	$ 173,196	$ 847,646
Accounts Receivable	0	27,694	0
Inventory	0	78,765	34,199
Prepaid Expenses	411,732	772,394	559,443
Vendor deposits	0	50,400	0
Total Current Assets	2,552,229	1,102,449	1,441,288
Property and Equipment	146,798	170,605	143,058
TOTAL ASSETS	2,699,027	1,273,054	1,584,346
Current liabilities
Accounts payable and accrued liabilities	52,403	46,055	47,210
Accounts payable related parties	135,927	12,551	0
Dividend payable	33,427	21,033	0
Customer deposits		0	50,480
Deferred revenue	1,716	3,588	0
Stock to be issued	54,750	323,583	486,750
Total current liabilities	278,223	406,810	584,440
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' EQUITY
Common stock:(500,000,000 shares authorized par value $0.001; 376,815,718 and 296,236,627 shares issued and outstanding March 31, 2022, and September 30, 2021)	376,816	296,237	289,148
Additional paid-in capital	27,508,359	23,330,612	20,891,476
Accumulated Deficit	(25,465,021)	(22,774,905)	(20,181,368)
Total Stockholders' Equity	2,420,804	866,244	999,906
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	2,699,027	1,273,054	1,584,346
ASSETS
Preferred stock	600
Preferred Stock Series C [Member]
ASSETS
Preferred stock		600	600
Preferred Stock Series D [Member]
ASSETS
Preferred stock	50	50	50
Preferred Stock Series E [Member]
ASSETS
Preferred stock	0	13,650	$ 0
Preferred Stock Series F [Member]
ASSETS
Preferred stock	$ 0	$ 0